Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 6: Goodwill and Other Intangible Assets
The following table summarizes the changes in the carrying amount of goodwill for the year ended December 31, 2018 (in millions):

	Americas	EMEA	APAC	Total
Balance as of December 31, 2016	$1,155.8	$204.7	$248.1	$1,608.6
Acquisitions	93.8	20.9	—	114.7
Measurement period adjustments	(0.7)	(2.2)	—	(2.9)
Effect of movements in exchange rates and other	0.8	25.6	18.5	44.9
Balance as of December 31, 2017	$1,249.7	$249.0	$266.6	$1,765.3
Acquisitions	—	30.2	16.1	46.3
Measurement period adjustments	12.7	0.1	2.1	14.9
Effect of movements in exchange rates and other	(8.0)	(13.2)	(26.8)	(48.0)
Balance as of December 31, 2018	$1,254.4	$266.1	$258.0	$1,778.5

Portions of goodwill are denominated in currencies other than the U.S. dollar, therefore a portion of the movements in the reported book value of these balances is attributable to movements in foreign currency exchange rates.
The Company identified measurement period adjustments during the years ended December 31, 2018 and 2017 and adjusted the provisional goodwill amounts recognized.
For the years ended December 31, 2018, 2017 and 2016, the annual impairment assessment of goodwill has been completed resulting in no impairment, as estimated fair value of each of the identified reporting units was in excess of their carrying value.
The following tables summarize the carrying amounts and accumulated amortization of intangible assets (in millions):

		As of December 31, 2018
	Useful Life (in years)	Gross Value	Accumulated Amortization	Net Value
C&W trade name	Indefinite	$546.0	$—	$546.0
Customer relationships	1 – 15	1,199.7	(637.1)	562.6
Other intangible assets	2 – 13	32.8	(13.2)	19.6
Total intangible assets		$1,778.5	$(650.3)	$1,128.2

		As of December 31, 2017
	Useful Life (in years)	Gross Value	Accumulated Amortization	Net Value
C&W trade name	Indefinite	$546.0	$—	$546.0
Customer relationships	1 – 15	1,211.5	(468.0)	743.5
Other intangible assets	2 – 13	26.9	(10.4)	16.5
Total intangible assets		$1,784.4	$(478.4)	$1,306.0

Amortization expense was $184.2 million, $180.2 million and $179.6 million for the years ended December 31, 2018, 2017 and 2016 respectively. The estimated annual future amortization expense for each of the years ending December 31, 2019 through December 31, 2023 is $180.3 million, $131.6 million, $47.0 million, $44.7 million and $41.2 million, respectively.
No material impairments of intangible assets were recorded for the years ended December 31, 2018, 2017 and 2016, respectively.